Exhibit 99.1

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

Collection Period Beginning	08/01/2021
Collection Period End	08/31/2021
Previous Payment Date	08/20/2021
Payment Date	09/20/2021
Days in Collection Period	31
Days in Interest Period	31
Group Status at End of Previous Payment Date	Revolving

I. Reconciliation of Pool Balance and Pool Information

Beginning of Collection Period Pool Balance	$4,353,039,156.92

LESS: Collections (including prepayments, credit and upgrade payments)	$222,109,203.16
LESS: Reconveyance Amount	$5,434,419.05
LESS: Written-Off Receivables	$1,209,929.76
ADD: addition of Receivables	$0.00
LESS: Redesignated Receivables (Outgoing)	$0.00
ADD: Redesignated Receivables (Incoming)	$0.00

End of Collection Period Pool Balance	$4,124,285,604.95
Consumer Pool Balance	$3,734,208,900.44
Business Pool Balance	$390,076,704.51

II. Group One Available Funds

Available Funds - Sources
+ Collections	$206,254,442.93
+ Prepayments	$11,893,726.29
+ Reconveyance Amounts	$5,091,890.84
+ Credit Payments	$3,647,422.34
+ Upgrade Prepayments	$313,611.60
+ Parent Support Provider Payments	$0.00
+ Excess sale proceeds	$0.00
- Receivables purchased from Depositor	$0.00
+ Available Subordinated Amounts	$0.00

Total Group Sources of Funds	$227,201,094.00

III. Note Balances and Required Overcollateralization
				Initial Note Balance	Beginning Note Balance	Ending Note Balance	Target OC	Series Invested Amount
	Overcollateralization Percentage	Revolving Period Ended?	Note Bal at End of Revolv Per	A1	A2	A	B	=A+B
2021-1	10.50	FALSE	N/A	$1,700,000,000.00	$1,700,000,000.00	$1,700,000,000.00	$199,441,340.78	$1,899,441,340.78

Total				$1,700,000,000.00	$1,700,000,000.00	$1,700,000,000.00	$199,441,340.78	$1,899,441,340.78

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

IV. Financing Adjustment Dates and Series Invested Amounts (C)

Financing Adjustment Dates
	8/1/2021	8/31/2021
Time weight (days in Collection Period)	31	0
2021-1	$1,899,441,340.78	$1,899,441,340.78

Total	$1,899,441,340.78	$1,899,441,340.78

V. Discounted Series Invested Amounts

Pool Balances on Financing Adjustment Dates (D)

	8/1/2021	8/31/2021	Time Wgt Average
2021-1	$4,353,039,156.92	$4,124,285,604.95	$4,353,039,156.92

Present values of remaining unpaid payments (E)

	Discount Rate	8/1/2021	8/31/2021
2021-1	6.30%	$4,100,000,196.04	$3,893,774,911.78

Discounted Series Invested Amounts (F = C * (D/E))
		8/1/2021	8/31/2021
2021-1		$2,016,674,860.33	$2,011,888,268.15

Total		$2,016,674,860.33	$2,011,888,268.15

VI. Series Incremental Required Invested Amount Series Share (G)
	8/1/2021	8/31/2021

2021-1	46.33%	48.78%

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

Ineligible Amounts (H)

	8/1/2021	8/31/2021
2021-1	$0.00	$0.00

Excess Concentration Amounts (I)

	8/1/2021	8/31/2021
2021-1	$19,627,103.96	$0.00

Series Incremental Required Invested Amount (J = G * (H + I))

	8/1/2021	8/31/2021
2021-1	$9,093,237.26	$0.00

VII. Adjusted Series Invested Amounts & Allocation (K = F + J)

	8/1/2021	8/31/2021	Time Wgt Average
2021-1	$2,025,768,097.59	$2,011,888,268.15	$2,025,768,097.59

Series Allocation % (L = K / (Greater of (i) D OR (ii) Sum of K))

2021-1			46.54%

Transferor’s Percentage			53.46%

Series Allocated Pool Balance (M = L * E)

2021-1			$1,812,040,968.79

Transferor’s Interest			$2,081,733,942.99

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

VIII. Principal Funding Account(s)

Aggregate beginning Principal Funding Account Limit	$850,000,000.00
Aggregate ending Principal Funding Account Limit	$850,000,000.00
Aggregate beginning of period Principal Funding Account Balance	$0.00
Add: Aggregate deposit(s) to Principal Funding Account(s)	$0.00
Aggregate end of period Principal Funding Account	$0.00
Group One Required Pool Balance (Sum of all Adjusted Series Invested Amounts less Min of (i) Sum of Series PFA Accounts or (ii) Sum of Series PFA Limits)	$2,011,888,268.15
Pool Balance Deficit (Max (0, Required Pool Balance - Pool Balance))	$0.00

IX. Group One Available Funds allocation to Series

Allocation
2021-1	$105,732,277.75
Transferor’s Allocation	$121,468,816.25

Total	$227,201,094.00

X. Write Offs and Delinquent Receivables

	Number of Receivables	Principal Balance Written Off	% of End of Period Pool Balance
Receivables Written Off in Collection Period	1,840	$1,209,929.76	0.03%

	Number of Receivables	Delinquent Principal Balances	% of End of Period Pool Balance
Delinquent Receivables:
1 - 30 Days Delinquent	673,084	$471,670,931.55	11.44%
31 - 60 Days Delinquent	52,635	$37,256,064.40	0.90%
61 - 90 Days Delinquent	12,417	$8,595,662.92	0.21%
91 - 120 Days Delinquent	6,442	$4,354,646.04	0.11%
Over 120 Days Delinquent	2,459	$1,754,474.99	0.04%

Total Delinquent Receivables at the End of Period	747,037	$523,631,779.90	12.70%

Ratio of aggregate Principal Balance of Written-Off Receivables to the beginning of Collection Period Pool Balance
Second Preceding Collection Period			0.00%
Proceeding Collection Period			0.00%
Current Collection Period			0.03%
Sum of the three above multiplied by four			0.12%

Ratio of aggregate Principal Balance of Receivables 91+ days delinquent to the end of Collection Period Pool Balance
Second Preceding Collection Period			0.00%
Proceeding Collection Period			0.06%
Current Collection Period			0.15%
Three Month Average			0.07%

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

Assets Representation Review
Aggregate Principal Balance of 60-Day Delinquent Receivables as a Percentage of the Aggregate Balance of Receivables as of the end of the Collection Period	0.37%
Delinquency Trigger	5.00%

XI. Pool characteristics as of end of Collection Period

		Prior to Purchase	With Purchase
Number of Receivables		6,550,688	6,550,688
Pool Balance		$4,124,285,604.95	$4,124,285,604.95
Average Monthly Payment		$32.14	$32.14
Average Principal Balance		$629.60	$629.60
Weighted Average Remaining Term (in months)		20.7	20.7

Customer Tenure
	0-12 Months	16.84%	16.84%
	7-24 Months	8.47%	8.47%
	60+ Months	58.79%	58.79%

Geographic Concentration
	Largest state	CA / 10.86%	CA / 10.86%
	2nd Largest State	TX / 6.43%	TX / 6.43%
	3rd Largest State	FL / 6.29%	FL / 6.29%
Weighted Average FICO		706	706

XII. Upgrades

	Current Period	To Date
Number of Receivables Upgraded	652	1,679
Principal Balance of Receivables Upgraded	$313,611.60	$790,615.99
Upgrade payments	$73,125.86	$190,166.63
Failure by Marketing Agent to Make Upgrade Payments	No	No

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

On and as of the Payment Date to which this Monthly Investor Report related, the Servicer hereby certifies that the information in the Monthly Investor Report is accurate in all material respects.

Cellco Partnership, as Servicer
Dated: September 15, 2021

By:	/s/ Kee Chan Sin
Name: Kee Chan Sin
Title: Vice President and Assistant Treasurer

1

If the dollar amount reflected on page 1 of this Monthly Investor Report corresponding to the addition of Receivables is greater than $0.00, such dollar amount represents the Acquisition Date Supplement for such acquired Receivables and reflects the related aggregate Principal Balance and Receivables Transfer Amount.

Verizon Master Trust-VZMT 2021-1

Monthly Investor Report

Group Name	One

Series Name	2021-1
Collection Period	August 2021
Payment Date	09/20/2021
Transaction Month	3
Anticipated Redemption Date	05/20/2024
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note Balance	Note Interest Rate	Final Maturity Date
Class A	$1,500,500,000.00	0.50%	05/20/2027
Class B	$118,700,000.00	0.69%	05/20/2027
Class C	$80,800,000.00	0.89%	05/20/2027

Total	$1,700,000,000.00

Series 2021-1 Available Funds and other sources of funds
Series 2021-1 Allocation Percentage x Group One Available Funds	$105,732,277.75
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$105,732,277.75

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$18,994,413.41
Required Reserve Amount	$18,994,413.41
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	$0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$18,994,413.41

Verizon Master Trust-VZMT 2021-1

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$1,666.67	$1,666.67	$0.00	$0.00	$105,730,611.08
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$105,729,361.08
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$105,729,361.08
Asset Representations Reviewer Fee	$416.67	$416.67	$0.00	$0.00	$105,728,944.41
Servicing Fee	$2,720,649.47	$2,720,649.47	$0.00	$0.00	$103,008,294.94
Class A Note Interest	$625,208.33	$625,208.33	$0.00	$0.00	$102,383,086.61
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$102,383,086.61
Class B Note Interest	$68,252.50	$68,252.50	$0.00	$0.00	$102,314,834.11
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$102,314,834.11
Class C Note Interest	$59,926.67	$59,926.67	$0.00	$0.00	$102,254,907.44
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$102,254,907.44
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$102,254,907.44
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$102,254,907.44
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$102,254,907.44
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$102,254,907.44
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$102,254,907.44
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$102,254,907.44
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$102,254,907.44
Class R Interest	$102,254,907.44	$102,254,907.44	$0.00	$0.00	$0.00

Total	$105,732,277.75	$105,732,277.75	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust-VZMT 2021-1

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make- Whole	Total Payment
Class A	$0.00	$0.00	$625,208.33	$0.00	$0.00	$625,208.33
Class B	$0.00	$0.00	$68,252.50	$0.00	$0.00	$68,252.50
Class C	$0.00	$0.00	$59,926.67	$0.00	$0.00	$59,926.67

Total	$0.00	$0.00	$753,387.50	$0.00	$0.00	$753,387.50

	Note Balance per $1000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A	$1,000.00	$0.42	$0.00	$0.42
Class B	$1,000.00	$0.58	$0.00	$0.58
Class C	$1,000.00	$0.74	$0.00	$0.74

Total	$1,000.00	$0.44	$0.00	$0.44

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$1,500,500,000.00	1.00	$1,500,500,000.00	1.00
Class B	$118,700,000.00	1.00	$118,700,000.00	1.00
Class C	$80,800,000.00	1.00	$80,800,000.00	1.00

Total	$1,700,000,000.00	1.00	$1,700,000,000.00	1.00

Principal Funding Account
Beginning Principal Funding Account Limit	$850,000,000.00
Ending Principal Funding Account Limit	$850,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Verizon Master Trust-VZMT 2021-1

Monthly Investor Report

Group Name	One

Amortization Event Tests

	End of Prior Period	End of Current Period	In Compliance?
Delinquency and Write-Offs

For any Payment Date, the sum of the fractions, expressed as percentages, for each of the three (3) Collection Periods immediately preceding that Payment Date, calculated by dividing the aggregate Principal Balance of all Receivables that are ninety-one (91) days or more delinquent at the end of each of the three (3) prior Collection Periods by the Pool Balance as of the last day of each of those Collection Periods, divided by three (3), exceeds 2.00%

	FALSE	FALSE	TRUE

For any Payment Date, the sum of the fractions, expressed as percentages, for each of the three (3) Collection Periods immediately preceding that Payment Date, calculated by dividing the aggregate Principal Balance of all Receivables which became Written-Off Receivables during each of the three (3) prior Collection Periods by the Pool Balance as of the first day of each of those Collection Periods, multiplied by four (4), exceeds 10.00%

	FALSE	FALSE	TRUE

As of any date of determination, the Discounted Series Invested Amount for Series 2021-1 is greater than the excess of (i) the Pool Balance over (ii) the sum of (x) the Ineligible Amount for Series 2021-1 and (y) the Series 2021-1 Excess Concentration

	FALSE	FALSE	TRUE

Payments

On any Payment Date, interest due is not paid on any class of Notes	FALSE	FALSE	TRUE

On the fifth Business Day after any Payment Date during the Revolving Period, after giving effect to distributions on such Payment Date, the sum of the amount on deposit in the Reserve Account plus, if a Letter of Credit has been issued for the benefit of the Notes, the amount available under the Letter of Credit, is less than the Required Reserve Amount

	FALSE	FALSE	TRUE

As of the Anticipated Redemption Date, the Trust has not redeemed the Notes	FALSE	FALSE	TRUE

As of any Payment Date, a Pool Balance Deficit exists after giving effect to distributions on such Payment Date (including deposits to the Principal Funding Account on such Payment Date)	FALSE	FALSE	TRUE

With respect to any Payment Date, the Series 2021-1 Allocated Pool Balance is less than 50.00% of (x) the aggregate Note Balance minus (y) the amount on deposit in the Principal Funding Account, in each case as of such Payment Date

	FALSE	FALSE	TRUE

Servicing and Event of Default

A Servicer Termination Event has occurred and is continuing	FALSE	FALSE	TRUE

An Event of Default has occurred and is continuing	FALSE	FALSE	TRUE

Verizon Master Trust-VZMT 2021-1

Monthly Investor Report

Group Name	One

Excess Concentration Amount

	Actual % or Amt	Actual $	Excess $
Consumer & Business, Without duplication

The amount by which the aggregate Principal Balance of Receivables with Obligors that have less than sixty (60) months of Customer Tenure with Verizon Wireless exceeds 45.00% of the Pool Balances	41.21%	$1,699,723,139.76	$0.00

The amount by which the aggregate Principal Balance of Receivables with Obligors that have less than twelve (12) months of Customer Tenure with Verizon Wireless exceeds 22.00% of the Pool Balance	16.84%	$694,423,156.63	$0.00

With respect to all Receivables for which the origination date was less than thirty-one (31) days prior to the related Cutoff Date, or in the case of any determination made on a Payment Date, the last day of the related Collection Period, the product of (i) the aggregate Principal Balance of all such Receivables and (ii) 10.00%	10.00%	$0.00	$0.00

Consumer Only, Without duplication (If Consumer Receivable Condition is satisfied)

The aggregate Principal Balance of all Consumer Receivables with the lowest FICO® Scores that would need to be excluded from the calculation of the Pool Balance of all Consumer Receivables in order to cause the weighted average FICO® Score of the Consumer Obligors with respect to all Consumer Receivables (weighted based on Principal Balances) included in such calculation of the Pool Balance of all Consumer Receivables to be at least 700 (excluding any Consumer Receivables with Consumer Obligors for whom FICO® Scores are not available)	706	N/A	$0.00

The amount by which the aggregate Principal Balance of Consumer Receivables with Consumer Obligors for whom FICO® Scores are not available exceeds 4.50% of the Pool Balance of all Consumer Receivables	3.70%	$138,245,364.94	$0.00

Business Only, Without duplication

The amount by which the aggregate Principal Balance of Business Receivables exceeds 10.00% of the Pool Balance	9.46%	$390,076,704.51	$0.00

Total Loan Series 2021-1 Excess Concentration Amount			$0.00

Verizon Master Trust-VZMT 2021-1

Monthly Investor Report

Group Name	One

On and as of the Payment Date to which this Monthly Investor Report related, the Servicer hereby certifies that the information in the Monthly Investor Report is accurate in all material respects.

Cellco Partnership, as Servicer
Dated: September 15, 2021

By:	/s/ Kee Chan Sin
Name: Kee Chan Sin
Title: Vice President and Assistant Treasurer